FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC.
SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 1999

At a Special Meeting of Shareholders to be held on June 30, 1999, shareholders of the Fund will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of June 30, 1999. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

Shareholders will be asked to consider the following proposals:
                     (1)   To elect seven Directors.

                     (2) To ratify the selection of the Fund's independent auditors.

                     (3) To make changes to the Fund's fundamental investment policies:

                    (a) To amend the Fund's fundamental investment policy regarding diversification;

                           (b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities;

                           (c) To amend the Fund's fundamental investment policy
regarding investments in real estate;

                           (d) To amend the Fund's fundamental investment policy
regarding investments in commodities;

(e) To amend the Fund's fundamental investment policy regarding underwriting securities;

                    (f) To amend the Fund's fundamental investment policy regarding lending by the Fund;

                           (g) To amend the Fund's fundamental investment policy
regarding permissible investments;

                           (h) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin;

                           (i) To amend, and to make non-fundamental, the Fund's
fundamental investment policy on pledging assets;

                           (j) To eliminate the Fund's fundamental investment policy on investing in restricted securities, and to amend, and to make non-fundamental, the Fund's fundamental investment policy on investing in illiquid securities;

                           (k) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding investing in other investment companies;

                           (l) To make non-fundamental the Fund's fundamental investment policy regarding collateralized mortgage obligations;

                           (m) To make non-fundamental the Fund's fundamental
investment policy regarding dollar roll transactions;

                           (n) To make non-fundamental the Fund's fundamental investment policies regarding securities lending activities;

                           (o) To make non-fundamental the Fund's fundamental investment policies regarding repurchase agreement transactions;

                           (p) To make non-fundamental the Fund's fundamental investment policy regarding reverse repurchase agreements;

                           (q) To make non-fundamental the Fund's fundamental investment policy regarding investments in stripped mortgage securities; and

                           (r) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding when-issued and delayed delivery transactions.

                            (4) To eliminate certain of the Fund's fundamental
investment policies:

                    (a) To remove the Fund's fundamental investment policy on investing in oil, gas and minerals;

                           (b) To remove the Fund's fundamental investment policy on investing in issuers whose securities are owned by officers and Board members;

                           (c) To remove the Fund's fundamental investment
policy on investing in new issuers;

                           (d) To remove the Fund's fundamental investment
policy on selling securities short;

(e) To remove the Fund's fundamental investment policy regarding trading portfolio securities; and

(f) To remove the Fund's fundamental investment policy regarding temporary investments.

                     (5) To approve amendments to the Fund's Articles of Incorporation to require the approval of a "1940 Act" majority of shareholders in the event of the sale or conveyance of the assets of the Fund to another fund or corporation.




                                                                  April 19, 1999



Cusip 314072109
G02619-02 (4/99)